Share-based compensation - Summary of Restricted Share Units Plan (Detail) - Restricted share unit plan [member]	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year	1,167,351	2,355,408
Granted	537,225	190,500
Vested	(784,514)	(1,344,672)
Forfeited	(45,932)	(33,885)
Outstanding, end of year	874,130	1,167,351